UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-08428

Name of Fund:  The Tocqueville Alexis Trust

Fund Address:  40 West 57th Street, 19th Floor
               New York, New York 10019

Name and address of agent for service:
       Michael R. Rosella, Esq.
       75 East 55th Street, New York, New York, 10022

Registrant's telephone number, including area code:  (212) 698-0800

Date of fiscal year end: 10/31

Date of reporting period: 07/01/06 - 06/30/07

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote; and

(i) Whether the registrant cast its vote for or against management.


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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08428
Reporting Period: 07/01/2006 - 06/30/2007
The Tocqueville Alexis Trust




========================== THE TOCQUEVILLE ALEXIS FUND =========================


Proxy voting records for the Tocqueville Alexis Fund to be provided supplementally.




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Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Tocqueville Alexis Trust

By:     /s/ Colin Ferenbach
        ----------------------------
        Colin Ferenbach
        President

Date: August 31, 2007